Segment Reporting - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) units	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting Information
Number Of Operating Segments | units	2
Factors Used To Identify Entitys Reportable Segments	Banco Popular de Puerto Rico and Popular U.S.Management determined the reportable segments based on the internal reporting used to evaluate performance and to assess where to allocate resources.
Net Revenue	$ 2,461,577	$ 2,387,371	$ 1,921,131
Assets	52,115,324	47,604,577	44,277,337
Deposits	43,758,606	39,710,039
UNITED STATES
Segment Reporting Information
Net Revenue	371,368	357,680	318,093
Assets	10,693,536	9,847,944	9,648,865
Deposits	7,664,792	6,878,599	6,635,153
Other
Segment Reporting Information
Net Revenue	74,120	76,020	75,280
Assets	877,533	892,703	922,848
Deposits	1,429,571	1,593,911	1,243,063
Popular U.S.
Segment Reporting Information
Intercompany billings		12,500	10,300
Banco Popular de Puerto Rico
Segment Reporting Information
Intercompany billings		78,300	66,400
Banco Popular de Puerto Rico | UNITED STATES
Segment Reporting Information
Net Revenue	55,700	37,600	24,500
Assets	635,000	455,000
Deposits	46,000	92,000
Banco Popular de Puerto Rico | Other
Segment Reporting Information
Net Revenue	$ 47,600	$ 48,800	$ 50,500